Annual Total Returns [BarChart] - AMG GW&K Municipal Enhanced Yield Fund - Class I	Apr. 24, 2021
Bar Chart Table:
Annual Return 2011	13.94%
Annual Return 2012	14.13%
Annual Return 2013	(7.80%)
Annual Return 2014	17.45%
Annual Return 2015	4.15%
Annual Return 2016	0.70%
Annual Return 2017	9.79%
Annual Return 2018	(0.07%)
Annual Return 2019	11.28%
Annual Return 2020	6.31%